Provision for Income taxes - Schedule of Components of Income (Loss) Before Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
United States									$ (43,403)	$ (129,864)	$ (7,702)
Foreign									60,242	82,340	69,065
Income (loss) before income taxes	$ 2,083	$ 1,214	$ 3,170	$ (12,323)	$ (20,624)	$ (29,819)	$ (103,305)	$ (18,018)	$ 16,839	$ (47,524)	$ 61,363